11 Greenway Plaza
Houston, TX 77046

invesco.com
May 1, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Growth Series (Invesco Growth Series)
CIK 0000202032
1933 Act Registration No. 002-57526
1940 Act Registration No. 811-02699
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”) that the Prospectuses and Statements of Additional Information relating to the Class A, Class C, Class R, Class R5, Class R6, Class S, Class Y and Investor Class shares of:
Invesco Active Allocation Fund, Invesco Convertible Securities Fund, Invesco Income Advantage International Fund, Invesco Income Allocation Fund, Invesco International Diversified Fund, Invesco Main Street Mid Cap Fund®, Invesco Main Street Small Cap Fund®, Invesco Quality Income Fund, Invesco Select Risk: Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: High Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund, Invesco Select Risk: Moderately Conservative Investor Fund and Invesco Small Cap Growth Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 168 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 25, 2024.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 652-4277 or Amy.Shapiro@invesco.com.
Very truly yours,
/s/ Amy Shapiro
Amy Shapiro Senior Counsel